Long-term royalty payable - Minimum Repayments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Minimum repayments including interest for royalties payable
2022	$ 11,261
2023	12,042
2024	12,730
2025	11,973
Long-term debt	56,402
Royalty agreement
Minimum repayments including interest for royalties payable
2022	5,200
2023	1,320
2024	1,848
2025	2,270
2026	2,851
Long-term debt	$ 13,489